EQUITY (Details 1) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
		Jun. 30, 2018	Apr. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Shares	[1]			2,453,767
Gross Consideration				$ 10,911	$ 5,665	$ 6,503
Private offering of shares
Disclosure of classes of share capital [line items]
Shares		5,960,787
Gross Consideration	[2]	$ 22,900
Issuance expenses	[2]	$ 1,038
Public offering of shares
Disclosure of classes of share capital [line items]
Shares			2,213,430
Gross Consideration			$ 5,665
Issuance expenses			$ 754

[1]	After historical adjustments in the Company's share capital, including the 10:1 reverse share split in June 2018. NIS-denominated exercise prices have been presented in dollars using the Bank of Israel exchange rate in effect on December 31, 2018.
[2]	In June 2018, the Company completed a fundraising of $22.9 million from investors in the United States and Israel, as well as existing shareholders, led by Shavit Capital Funds. In consideration for the investment, the Company issued 5,960,787 ordinary shares (constituting approximately 38% of the Company's issued and outstanding share capital after completion of the transaction) at a price per share of about $3.842, as well as warrants to acquire additional shares equal to 80% of the shares issued, at an exercise price per share of NIS 16.20 (about $4.32). The warrants are exercisable for five years from the closing date of the transaction, as of December 31, 2018, and may be exercised on a cashless basis.